5. Garycoins (Details)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Garycoins held		900,005,098
Garycoins
Investment Owned, Fair Value	$ 5,931	$ 5,931
President Johnson Coins
Investment Owned, Fair Value	$ 15,804	$ 26,280	$ 0